Transactions With Affiliates - Omnibus Agreement Table (details) (Omnibus Agreement [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Allocated costs from Anadarko	$ 2,662	$ 516
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Allocated costs from Anadarko	271	13
Public Company Expenses [Member]
Related Party Transaction [Line Items]
Allocated costs from Anadarko	2,391	503
Western Gas Partners [Member]
Related Party Transaction [Line Items]
Allocated costs from Anadarko	24,034	21,734	19,489
Western Gas Partners [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Allocated costs from Anadarko	16,882	14,904	11,754
Western Gas Partners [Member] | Public Company Expenses [Member]
Related Party Transaction [Line Items]
Allocated costs from Anadarko	$ 7,152	$ 6,830	$ 7,735